Summary of Activity for Each of Investment (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Schedule of Equity Method Investments [Line Items]
Proceeds from sale of investment in joint venture	$ 2,634
Gain (loss) on sale of assets and other	$ 1,251